Deferred Income Tax (Details Narratrive) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Income Tax
Income from deferred tax amounts	€ 10,400	€ 0	€ 0
Current income taxes	€ 9	€ 0	€ 0